Commitments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Commitments
47	COMMITMENTS

(a)	The Group had the following capital commitments at the end of the reporting period:

	2019 RMB million	2018 RMB million
Contracted for:
– Aircraft, engines and flight equipment ( n ote)	47,822	70,998
– Other property, plant and equipment	4,917	6,481
– Investments	860	590

	53,599	78,069

Note:

(i)
Contracted expenditures for the above aircraft, engines and flight equipment, including deposits prior to delivery, subject to future inflation increase built into the contracts, were expected to be paid as follows:

	2019 RMB million	2018 RMB million
Within one year	18,388	29,187
In the second year	12,442	24,735
In the third year	11,956	11,809
In the fourth year	3,892	4,674
Over four years	1,144	593

	47,822	70,998

The above capital commitments represent the future outflow of cash or other resources.

(a)	The Group had the following capital commitments at the end of the reporting period (continued):

(ii)
On March 11, 2019, the Civil Aviation Administration of China ordered all domestic airlines to ground all 737MAX-8 aircraft. The
Group
has 46 737MAX-8 aircraft on order as at December 31, 2019 and has not taken delivery of any 737MAX-8 aircraft since the grounding. Due to uncertainty surrounding the timing of delivery of certain aircraft, the amounts in the above table represent the Group’s best estimate, including with respect to the delivery of Boeing 737MAX-8 aircraft. However, the actual delivery schedule may differ from the table above.

(b)	Operating lease commitments at December 31, 2018
As at December 31, 2018, the Group had commitments under operating leases to pay future minimum lease rentals as follows:

2018 RMB million
Aircraft, engines and flight equipment
Within one year	4,990
In the second year	5,371
In the third to fifth years, inclusive	12,041
After the fifth year	14,169

36,571

Land and buildings
Within one year	398
In the second year	175
In the third to fifth years, inclusive	59
After the fifth year	75

707

37,278

(c)
The Group has various lease contracts that have not yet commenced as at December 31, 2019. The future lease payments for these non-cancellable
lease contracts are RMB62 million due within one year, RMB16 million due in the second to fifth years.

(d)	Lease commitments for short-term leases amounted to RMB 83 million as at December 31, 2019.